SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Dec. 31, 2020
Supplemental Cash Flow Elements [Abstract]
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS [Text Block]

11. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

	December 31, 2020	December 31, 2019	December 31, 2018

Cash paid during the period for:
Interest	$—	$—	$—
Income taxes	$94,992	$—	$—

The company paid $94,992 related to income tax in the period and accrued a further $200,000 for expected income tax payments related to 2020 activities in Ghana. There were no other significant non-cash transactions during the years ended December 31, 2020, 2019, or 2018.